UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4133
                                   -----------


                            AXP MANAGED SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:    3/31
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

AXP(R)
 Managed
     Allocation
           Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                  March 31, 2004

AXP Managed Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

(logo)                                                                  (logo)
American                                                              AMERICAN
  Express(R)                                                           EXPRESS
 Funds                                                               (R)

Table of Contents

Fund Snapshot                                                3

Questions & Answers
   with Portfolio Management                                 4

Investments in Securities                                   10

Financial Statements (Portfolio)                            29

Notes to Financial Statements (Portfolio)                   32

Financial Statements (Fund)                                 36

Notes to Financial Statements (Fund)                        39

Proxy Voting                                                46

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Fund Snapshot
        AS OF MARCH 31, 2004

PORTFOLIO MANAGERS

Portfolio manager                 Since                   Years in industry
Dimitris Bertsimas                12/02                          12
Gina Mourtzinou                   12/02                           8
Tom Murphy*                        2/03                          18

* The fixed income portion of the portfolio is managed by a team of portfolio managers led by Tom Murphy.

FUND OBJECTIVE

For investors seeking maximum total return through a combination of growth of capital and current income.

Inception dates
A: 1/23/85      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: IMRFX        B: IMRBX        C: --           Y: IDRYX

Total net assets                                           $1.061 billion

Number of holdings                                                    904

STYLE MATRIX

Equities
         STYLE
VALUE    BLEND    GROWTH
           X               LARGE
           X               MEDIUM   SIZE
           X               SMALL

Bonds
       DURATION
SHORT    INT.     LONG
          X                HIGH
          X                MEDIUM  QUALITY
          X                LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Financials 21.7%
Consumer discretionary 13.6%
Technology 8.9%
U.S. Government obligations & agencies 8.8%
Short-term securities 7.6%
Telecommunications 6.2%
Health Care 6.0%
Mortgage-backed securities 5.5%
Industrials 5.1%
Utilities 4.8%
Energy 4.3%
Consumer staples 4.1%
Materials 2.9%
Commerican mortgage-backed/Asset-backed securities 0.4%
Foreign government bonds 0.1%

TOP TEN HOLDINGS

Percentage of portfolio assets

iShares MSCI Index Fund (Investment companies)                         4.3%
Intel (Electronics)                                                    3.1
Altria Group (Beverages & tobacco)                                     2.0
Washington Mutual (Banks and savings & loans)                          1.9
General Motors (Automotive & related)                                  1.5
Tyco Intl (Multi-industry)                                             1.5
J.P. Morgan Chase (Broker dealers) 1.5
Bank of America (Banks and savings & loans)                            1.2
Amgen (Health care products)                                           1.2
Countrywide Financial (Financial services)                             1.1

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Fund holdings are subject to change.

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3   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris J. Bertsimas, Gina K. Mourtzinou and Tom Murphy discuss the Fund's positioning and results for the first half of fiscal year 2004.

Q: How did AXP Managed Allocation Fund perform for the semiannual period ended March 31, 2004?

A: AXP Managed Allocation Fund's Class A shares gained 12.55% (excluding sales charge) for the six months ended March 31, 2004. The Fund outpaced the Lipper Flexible Portfolio Funds Index, representing the Fund's peer group, which rose 11.84%. The Fund lagged the 14.08% advance of the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged group of large company stocks, but outperformed the 2.98% gain of the Lehman Brothers Aggregate Bond Index, an unmanaged index representing U.S. taxable investment-grade bonds, over the same period.

Q:   What factors most significantly affected equity performance?

A: Effective asset allocation and stock selection within the equity portion of the Fund drove performance the most during the semiannual period. The Fund benefited significantly during the six months from its allocation to equities in general and from its exposure to small-cap stocks and international stocks in particular.

                             PERFORMANCE COMPARISON
                For the six-monts ended March 31, 2004

15%                        (bar 2)
          (bar 1)          +14.08%                   (bar 4)
12%       +12.55%                                    +11.84%

 9%

 6%
                                          (bar 3)
 3%                                        +2.98%

 0%

(bar 1) AXP Managed Allocation Fund Class A (excluding sales charge) (bar 2) S&P 500 Index(1) (unmanaged)
(bar 3) Lehman Brothers Aggregate Bond Index (2)
(bar 4) Lipper Flexible Portfolio Funds Index(3)

(1) Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

(2) Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(3) The Lipper Flexible Portfolio Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> We initiated a position in small cap stocks and increased our allocation to international, enabling the portfolio to capitalize on rebounds in both areas.(end callout quote)

     We selected U.S. and international stocks of all capitalizations using the Fund's three quantitative models -- value, momentum, and quality. We do not make sector or industry bets based on our outlook for the economy or the equity markets. During the period, the equity portion of the Fund maintained a relatively consistent allocation, investing 50% of its holdings in the momentum model, 30% in the value model, and 20% in the quality model. Interestingly, each of the three models reversed performance compared to the S&P 500 Index from the first half to the second half of the semiannual period. The momentum and quality sub-portfolios underperformed the S&P 500 Index during the

AVERAGE ANNUAL TOTAL RETURNS

                             Class A                Class B                   Class C                   Class Y
(Inception dates)           (1/23/85)              (3/20/95)                 (6/26/00)                 (3/20/95)
                        NAV(1)     POP(2)     NAV(1)   After CDSC(3)    NAV(1)    After CDSC(4)   NAV(5)     POP(5)
as of March 31, 2004
6 months*              +12.55%     +6.09%    +12.08%      +8.08%        +12.01%      +11.01%      +12.64%    +12.64%
1 year                 +26.36%    +19.09%    +25.46%     +21.46%        +25.47%      +25.47%      +26.56%    +26.56%
5 years                 +1.62%     +0.43%     +0.86%      +0.70%          N/A          N/A         +1.79%     +1.79%
10 years                +6.38%     +5.75%       N/A         N/A           N/A          N/A          N/A        N/A
Since inception          N/A        N/A       +6.04%      +6.04%         -1.30%       -1.30%       +7.01%     +7.01%

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

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5   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

     fourth quarter of 2003 but outperformed during the first quarter of 2004. Conversely, the value sub-portfolio outperformed in the last months of 2003, but underperformed in early 2004. In our view, this showed the advantages of employing style diversification. Our use of risk modeling, through limits on individual holding size and on sector and industry allocations relative to the benchmark, also proved an important strategy.

     All equity sectors in which the Fund invested had positive returns for the semiannual period, with the consumer discretionary and financials sectors making the greatest contributions to Fund performance. From an industry perspective, banks, capital goods, energy, and retailing made the greatest contributions to Fund performance for the six months. On the other hand, semiconductors and semiconductor equipment and pharmaceuticals and biotechnology detracted from Fund performance.

     For most of the period, the Fund's largest equity positions were in Merck, beverages & tobacco giant Altria Group, Washington Mutual, a bank holding firm, and Intel, a semiconductor maker. Altria Group and Washington Mutual posted positive returns for the six months; Merck and Intel posted negative returns. We decreased the Fund's position in Merck toward the end of the period.

Q: How did the fixed-income portion of the Fund perform during the first half of fiscal year 2004?

     The portfolio's higher quality focus compared to our peers, which we have maintained for some time, helped performance over the fiscal period. Given the volatility of interest rates during the six months as well as the late period rally, our weighting in well-structured mortgage securities and our focus on buying bonds with higher coupons as opportunities arose also contributed to performance. In the investment grade sector, our larger-than-index weighting along with good industry and security selection aided results as well. The portfolio's duration, which was slightly shorter than the Lehman Brothers Aggregate Bond Index, had a negative effect on performance given the U.S. Treasury market rally. However, this was offset by the portfolios' positioning along the yield curve.

     Overall, our higher quality focus in credit -- both high grade and high yield -- was detrimental to performance early in the period but additive in the latter half of the fiscal year. In an important shift from calendar year 2003, lower-quality bonds underperformed higher-quality bonds in the first quarter of 2004. An escalation in geopolitical tensions, the occurrence of several

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6   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

     terrorist events globally, and the evolving stalemate in Iraq combined to shake investor confidence in the equity markets starting in mid-March after a strong start to the year. These factors also contributed to a powerful first quarter rally in the Treasury market, which followed a mildly positive fourth quarter in calendar year 2003. Within the fixed income markets, a flight to quality bid ensued, such that higher-quality securities logged strong performance in the first quarter, augmenting results for the Fund's six-month fiscal period.

     The high yield bond portion of the portfolio provided strong results from the beginning of October through the end of January. Some weakness developed in February and March as investors grew more risk averse.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: Our asset allocation strategy did not change dramatically over the semiannual period. The asset allocation model favored small-cap stocks and international stocks over large-cap stocks throughout the period. Although the Fund remained focused on U.S. large-cap stocks, we increased both the small-cap and international components during the semiannual period. Small-cap stocks appeared attractive relative to their large-cap counterparts from both a momentum and valuation perspective. Similarly, international equity markets appeared attractive relative to the U.S. equity market. As of March 31, 2004, our U.S. small-cap allocation stood at 7.7%, our international large-cap allocation stood at 4.7%, our small-cap emerging market allocation was approximately 1.0%, and the remainder of the equity portfolio was in U.S. large-cap stocks. In all, the portfolio had a turnover rate of 70% for the semiannual period.

     Within the equity portion of the Fund, we held higher-than-index positions in consumer discretionary and utilities at the end of the semiannual period and lower-than-index positions in consumer staples, industrials, and materials.

     Within the fixed income portion of the Fund, we made no major thematic shifts in portfolio positioning. We did make some minor adjustments in response to valuations and market developments. For example, we opportunistically lowered our portfolio's weighting in mortgage-backed securities and collateralized mortgage-backed securities as the market strengthened. In addition, we increased our weightings in investment grade bonds during the weakness in March as many of our best relative value ideas traded lower with the overall market weakness. We began to

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7   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

     reduce the higher-than-index weighting as the performance period drew to a close given a renewed sense of optimism in the marketplace. We also added some euro currency exposure in line with our expectations for continued weakness in the U.S. dollar. Following the third consecutive weak employment report in February, we added to our short duration focus as Treasuries rallied to levels we had previously identified as entry points. The Treasury market sell-off in the second half of March -- as well as the dramatic sell-off in the first week of April following a surprisingly strong March employment report -- has made that a fruitful move so far.

Q: How do you intend to position the equity portion of Fund in the coming months?

A: Within the equity portion, our view is that much of the large-cap equity market is currently overvalued, but that there continues to be a good deal of momentum in the market. Thus, we believe that style diversification will remain key to successful portfolio management in the months ahead, as we believe that we will continue to see significant style rotation as well as volatility in the broad equity market. The equity portion of the Fund aims to outpace the performance of the S&P 500 Index over time with less risk and low turnover. Our focus going forward is to keep using our well-tested models to find the best-performing stocks regardless of market conditions. Also, we will continue our strategy of monitoring weightings as a risk control, so that no individual security, industry or sector becomes too large within the Fund's portfolio. We believe the Fund's consistent, disciplined approach will benefit performance over the long term.

Q: How do you intend to position the fixed-income portion of the fund for months ahead?

     The fixed-income portion of the portfolio is positioned for a continued rebound in the U.S. economy and job market. Our expectation is that yield of 10-year U.S. Treasuries will be one percentage point (100 basis points) higher by the end of calendar year 2004 than it was as of March 31. We believe that the Federal Open Market Committee (FOMC) will begin raising the Fed Funds target (the interest rate banks charge each other for overnight loans) late in 2004 or early 2005 as more jobs are created and inflation moves higher.

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8   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

     Our yield curve positioning is to have a lower-than-index weighting in shorter maturities that are most susceptible to increases in the Fed Funds rate. We also have slightly higher-than-index positions in longer duration securities, and this is a corollary of our view on the economic recovery and potential FOMC actions.

     In addition, the portfolio has a slightly lower-than-index position in mortgages. We are underweight since we feel mortgages will perform well only if Treasuries stay within a narrow trading range for an extended period -- not a bet we want to make given our view on interest rates. In investment grade credit, we continue to stick with our higher-quality focus, though we are finding opportunities to rotate out of some high-quality names and sectors that have performed well. We will look for bonds where we feel comfortable with the positive credit fundamental momentum and credit quality, especially when combined with cheaper current valuations.

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9   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Investments in Securities

Total Return Portfolio

March 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (73.4%)
Issuer                                            Shares           Value(a)

Aerospace & defense (1.5%)
Armor Holdings                                     2,827(b)        $93,574
Boeing                                            99,854         4,101,004
General Dynamics                                  17,480         1,561,488
Goodrich                                          80,995         2,273,530
Honeywell Intl                                    14,139           478,605
Kaman Cl A                                         6,511            97,209
KVH Inds                                           5,227(b)         75,321
Rockwell Automation                               22,240           771,061
Rockwell Collins                                  31,852         1,006,842
United Technologies                               64,967         5,606,652
Total                                                           16,065,286

Airlines (0.1%)
AirTran Holdings                                   5,581(b)         66,302
America West Holdings Cl B                        11,874(b)        113,159
Atlantic Coast Airlines Holdings                  23,067(b)        167,698
Frontier Airlines                                 11,094(b)        115,599
Mesa Air Group                                     8,381(b)         69,227
Total                                                              531,985

Automotive & related (2.6%)
Aftermarket Technology                            11,140(b)        163,647
Asbury Automotive Group                           11,398(b)        197,299
AutoNation                                        30,079(b)        512,847
Cooper Tire & Rubber                               7,888           158,943
Cummins                                            8,471           495,130
Dana                                              30,004           595,879
Delphi                                           208,371         2,075,375
Dura Automotive Systems Cl A                       6,486(b)         86,199
GenCorp                                           12,765           138,245
General Motors                                   358,106        16,866,792
Monro Muffler Brake                                4,902(b)        122,501
Navistar Intl                                     29,690(b)      1,361,287
PACCAR                                            62,195         3,497,847
Smith (AO)                                         3,378            97,793
TBC                                                5,778(b)        169,700
Tower Automotive                                 100,128(b)        504,645
Visteon                                           86,515           827,949
Total                                                           27,872,078

Banks and savings & loans (4.9%)
ABC Bancorp                                        6,613           125,316
BancFirst                                            966            53,555
Bank of America                                  173,475        14,048,005
BankAtlantic Bancorp Cl A                         10,634           180,353
Berkshire Hills Bancorp                            1,452            50,675
Central Pacific Financial                          2,066            61,546
Charter One Financial                             18,604           657,837
Citizens Banking                                   2,597            84,740
City Holding                                       2,007            68,840
Coastal Bancorp                                    3,247           134,263
Commercial Federal                                10,208           281,741
Community First Bankshares                         2,658            85,428
Community Trust Bancorp                            2,286            75,438
First Charter                                      9,703           204,248
First Community Bancorp                            2,051            76,687
First Federal Capital                              5,407           115,115
First Financial                                    1,936            56,744
First Indiana                                      4,270            86,041
First Tennessee Natl                              30,320         1,446,264
FirstFed Financial                                 7,063(b)        325,816
Flagstar Bancorp                                  23,156           593,951
FleetBoston Financial                             20,102           902,580
Greater Bay Bancorp                               23,789           695,828
MAF Bancorp                                        6,697           291,052
MB Financial                                       5,646           220,138
Nara Bancorp                                       3,460           102,485
Natl City                                         58,724         2,089,400
New Century Financial                             16,058           779,776
Oriental Financial Group                          10,282(c)        327,482
PNC Financial Services Group                      40,887         2,265,958
Provident Bankshares                               5,946           186,585
R & G Financial Cl B                              26,576(c)        917,935
Republic Bancorp Cl A                              7,166           139,527
Republic Bancshares                                4,088           122,771
Resources Bankshares                               3,932           128,183
Riggs Natl                                        17,722           304,996
Sterling Financial                                 2,420(b)         89,274
Sun Bancorp                                        3,440            86,998
Union Planters                                    46,249         1,380,533

See accompanying notes to investments in securities.

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10   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Banks and savings & loans (cont.)
W Holding                                         11,668(c)       $218,075
Washington Mutual                                505,350        21,583,498
Westcorp                                           4,097           180,555
WSFS Financial                                     2,234           112,080
Total                                                           51,938,312

Beverages & tobacco (2.4%)
Altria Group                                     419,867        22,861,759
DIMON                                             18,443           130,945
RJ Reynolds Tobacco Holdings                      30,486         1,844,403
Robert Mondavi Cl A                                1,466(b)         55,429
Schweitzer-Mauduit Intl                            2,836            91,603
Standard Commercial                                3,319            61,567
Universal                                          7,904           401,681
Total                                                           25,447,387

Broker dealers (1.9%)
Bear Stearns Companies                            13,019         1,141,506
J.P. Morgan Chase                                399,568        16,761,878
Schwab (Charles)                                 233,427         2,710,087
Total                                                           20,613,471

Building materials & construction (0.4%)
Building Materials Holding                         7,038           123,517
Drew Inds                                          3,859(b)        135,374
Eagle Materials                                    1,720           101,222
Genlyte Group                                      2,220(b)        124,409
Hughes Supply                                      1,258            65,919
Insituform Technologies Cl A                       9,378(b)        146,578
Interface                                          6,558(b)         52,136
LNR Property                                       3,844           205,769
Louisiana-Pacific                                 54,117         1,396,219
M.D.C. Holdings                                    4,041           284,486
M/I Schottenstein Homes                            5,232           247,369
NCI Building Systems                              10,704(b)        251,116
Standard Pacific                                   5,373           322,380
Texas Inds                                         6,635           239,855
Universal Forest Products                          4,704           145,165
USG                                               42,255(b)        739,040
Walter Inds                                       12,039           143,746
Total                                                            4,724,300

Cable (0.2%)
Comcast Cl A                                      83,264(b)      2,393,007

Cellular telecommunications (0.6%)
Nextel Communications Cl A                       222,434(b)      5,500,793
Price Communications                              20,974(b)        329,082
Western Wireless Cl A                              4,236(b)         98,995
Total                                                            5,928,870

Chemicals (0.2%)
Arch Chemicals                                     4,425           124,918
Crompton                                          24,361           155,423
FMC                                               12,412(b)        531,481
Grace (WR)                                        85,500(b)        266,760
Great Lakes Chemical                               4,888           116,579
Octel                                             15,186(c)        453,302
OM Group                                          12,289(b)        373,586
Total                                                            2,022,049

Computer hardware (0.1%)
Black Box                                          2,045           109,592
Engineered Support Systems                         3,834           187,061
Gateway                                          105,268(b)        555,814
Hutchinson Technology                              4,160(b)        116,730
Insight Enterprises                               11,555(b)        222,434
Komag                                              6,343(b)        116,711
RadiSys                                            4,115(b)         86,004
Total                                                            1,394,346

Computer software & services (3.3%)
Activision                                        11,760(b)        186,043
Akamai Technologies                               11,378(b)        149,507
American Management Systems                        3,200(b)         61,440
ASK Jeeves                                         8,058(b)        287,912
At Road                                            6,419(b)         78,761
Autobytel                                          8,323(b)        109,864
Autodesk                                           3,744           118,385
Avid Technology                                    7,717(b)        355,985
Citrix Systems                                    31,736(b)        686,132
CNET Networks                                     28,638(b)        295,831
Computer Associates Intl                         245,796         6,602,082
Comverse Technology                               49,737(b)        902,229
Concur Technologies                                5,547(b)         62,126
CSG Systems Intl                                   9,085(b)        156,080
Digital River                                      2,185(b)         51,151
Digitas                                            7,752(b)         79,768
Dot Hill Systems                                   5,523(b)         55,340
eCollege.com                                       3,963(b)         82,747
eFunds                                             5,395(b)         88,478
Electronic Arts                                  139,841(b)      7,545,821

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Computer software & services (cont.)
Electronic Data Systems                          207,480        $4,014,738
Enterasys Networks                                42,996(b)        108,780
Epicor Software                                   37,912(b)        503,092
eSpeed Cl A                                        4,603(b)         96,479
j2 Global Communications                          12,205(b)        275,345
Keane                                              5,669(b)         89,230
Lexar Media                                       34,252(b)        567,213
Lionbridge Technologies                           16,759(b)        163,065
Mentor Graphics                                   16,442(b)        292,996
MicroStrategy Cl A                                 1,884(b)        100,417
Navigant Consulting                               17,494(b)        353,904
NCR                                               22,166(b)        976,634
Novell                                            68,819(b)        783,160
Opsware                                           11,152(b)         84,309
Packeteer                                          3,694(b)         48,761
Priceline.com                                      3,971(b)        107,058
QLogic                                            11,568(b)        381,860
RSA Security                                       8,769(b)        164,770
Sapient                                           30,758(b)        185,471
Secure Computing                                   9,547(b)        156,093
Silicon Storage Technology                        25,963(b)        335,961
Sohu.com                                           5,706(b,c)      142,022
SS&C Technologies                                  3,411            82,785
SupportSoft                                       23,656(b)        260,453
Sykes Enterprises                                 12,334(b)         73,387
Transaction Systems
  Architects Cl A                                 20,770(b)        480,618
Unisys                                            67,941(b)        970,197
United Online                                      9,909(b)        165,084
ValueClick                                        19,224(b)        207,619
VERITAS Software                                 192,128(b)      5,170,165
Verso Technologies                                46,155(b)         77,079
Total                                                           35,374,427

Electronics (6.1%)
Advanced Energy Inds                               3,307(b)         67,430
Advanced Micro Devices                            56,334(b)        914,301
Aeroflex                                           9,762(b)        131,397
Agilent Technologies                              86,026(b)      2,721,002
American Power Conversion                         25,184           579,484
Analog Devices                                    71,785         3,446,398
Applied Materials                                150,564(b)      3,219,058
Broadcom Cl A                                     28,044(b)      1,098,483
ChipPAC Cl A                                      13,023(b)        103,012
Cirrus Logic                                      21,664(b)        164,213
Conexant Systems                                  88,435(b)        544,760
ESCO Technologies                                  3,498(b)        161,328
ESS Technology                                     9,658(b)        141,586
General Cable                                      8,995(b)         66,383
Genesis Microchip                                  4,256(b)         71,331
GrafTech Intl                                     22,797(b)        340,815
Integrated Electrical Services                     9,799(b)        110,141
Integrated Silicon Solution                       11,134(b)        197,517
Intel                                          1,293,617        35,186,383
InVision Technologies                              4,941(b)        245,419
KLA-Tencor                                        65,109(b)      3,278,238
LSI Logic                                        117,526(b)      1,097,693
Microsemi                                         24,001(b)        328,334
Natl Semiconductor                                47,624(b)      2,115,934
OmniVision Technologies                           17,178(b)        469,131
PMC-Sierra                                        87,557(b)      1,485,842
Power-One                                         11,203(b)        123,905
RF Micro Devices                                  12,446(b)        105,293
Rofin-Sinar Technologies                           5,266(b)        157,190
Sanmina-SCI                                      221,496(b)      2,438,671
ScanSource                                         2,904(b)        139,218
Sonic Solutions                                    4,269(b)         80,940
Tektronix                                          8,022           262,400
Teradyne                                          18,193(b)        433,539
TriQuint Semiconductor                            24,318(b)        177,521
Triumph Group                                      2,672(b)         88,310
Ultratech                                          6,281(b)        146,410
Varian Semiconductor
  Equipment Associates                             3,422(b)        143,724
Vitesse Semiconductor                             48,086(b)        340,930
Xilinx                                            57,754(b)      2,194,652
Total                                                           65,118,316

Energy (4.3%)
Amerada Hess                                      77,042         5,029,302
Anadarko Petroleum                                28,600         1,483,196
Ashland                                           16,188           752,580
Burlington Resources                              74,970         4,770,341
ChevronTexaco                                     63,233         5,550,593
ConocoPhillips                                    71,387         4,983,526
Devon Energy                                      75,578         4,394,861
Kerr-McGee                                         6,872           353,908
Marathon Oil                                     151,875         5,113,631
Massey Energy                                      9,081           200,418
NUI                                                4,836            81,777
Occidental Petroleum                             226,707        10,439,856
Patina Oil & Gas                                   7,714           202,493
Petroleum Development                              7,047(b)        201,897
Sunoco                                            15,686           978,493
Swift Energy                                      10,999(b)        207,331

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Energy (cont.)
Tesoro Petroleum                                  10,515(b)       $197,577
TransMontaigne                                    15,119(b)         92,226
Vintage Petroleum                                 15,694           230,074
Total                                                           45,264,080

Energy equipment & services (0.1%)
Clayton Williams Energy                            4,220(b)        146,434
Holly                                              4,534           144,453
Nabors Inds                                        4,328(b,c)      198,007
Offshore Logistics                                 6,207(b)        143,071
Total                                                              631,965

Engineering & construction (0.1%)
Avatar Holdings                                    1,309(b)         49,074
Dominion Homes                                     4,137(b)        157,413
Hovnanian Enterprises Cl A                         1,524(b)         65,761
Lyon (William) Homes                               3,447(b)        321,260
MasTec                                            20,294(b)        192,184
Perini                                            12,244(b)        192,843
URS                                                4,750(b)        136,705
Total                                                            1,115,240

Environmental services (--%)
Matrix Service                                     6,992(b)         94,602
Tetra Tech                                         3,831(b)         82,213
Total                                                              176,815

Finance companies (0.4%)
Accredited Home Lenders Holding                   14,340(b)        564,996
MGIC Investment                                   63,307         4,066,208
World Acceptance                                   6,854(b)        133,722
Total                                                            4,764,926

Financial services (3.5%)
American Capital Strategies                        4,487           149,148
Capital One Financial                             54,631         4,120,816
CompuCredit                                       11,250(b)        237,825
Countrywide Financial                            133,974        12,848,106
Fannie Mae                                       165,707        12,320,315
Freddie Mac                                       33,641         1,986,837
Irwin Financial                                    7,351           198,330
Janus Capital Group                               62,228         1,019,295
Knight Trading Group                              18,042(b)        228,412
Local Financial                                    8,127(b)        177,169
Providian Financial                              182,905(b)      2,396,056
T. Rowe Price Group                               24,931         1,342,036
WFS Financial                                      3,669(b)        158,941
Total                                                           37,183,286

Food (0.1%)
Del Monte Foods                                   26,671(b)        300,048
Interstate Bakeries                               12,883           146,480
Nash Finch                                        10,906           258,254
Sanfilippo (John B) & Son                          1,998(b)         73,327
Sara Lee                                           8,908           194,729
Sensient Technologies                              6,861           128,095
Total                                                            1,100,933

Furniture & appliances (0.3%)
Maytag                                            21,938           692,583
Select Comfort                                     4,201(b)        115,906
Stanley Furniture                                  2,286            88,765
Stanley Works                                      3,221           137,472
Whirlpool                                         28,803         1,983,663
Total                                                            3,018,389

Health care products (5.4%)
ALARIS Medical Systems                             2,768(b)         51,623
Align Technology                                  17,511(b)        332,884
Amgen                                            229,144(b)     13,329,307
AtheroGenics                                       4,691(b)        107,283
Atrix Laboratories                                 2,834(b)         72,267
Bausch & Lomb                                        696            41,739
Baxter Intl                                       72,302         2,233,409
Boston Scientific                                 61,057(b)      2,587,596
Bristol-Myers Squibb                             103,621         2,510,737
Chiron                                            13,909(b)        612,135
D & K Healthcare Resources                         5,588            57,277
Digene                                             5,041(b)        173,209
Encysive Pharmaceuticals                           8,816(b)         90,628
EPIX Medical                                       2,996(b)         62,167
eResearch Technology                              14,935(b)        418,927
First Horizon Pharmaceutical                       8,869(b)        139,775
Genzyme                                           42,530(b)      2,000,611
Guidant                                           82,407         5,222,132
ILEX Oncology                                      3,596(b)         86,016
Impax Laboratories                                 7,727(b)        172,853
INAMED                                             8,729(b)        465,081
Incyte                                            10,021(b)         83,275
Interpore Intl                                     4,446(b)         63,933
Laserscope                                         5,212(b)        103,093
Ligand Pharmaceuticals Cl B                       11,138(b)        223,874
Martek Biosciences                                 8,913(b)        508,041
MedImmune                                         42,793(b)        987,662
Merck & Co                                       254,236        11,234,690
MGI Pharma                                         9,490(b)        581,357
MIM                                               12,800(b)         97,370

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Health care products (cont.)
Nabi Biopharmaceuticals                            7,473(b)       $116,205
Ocular Sciences                                    2,818(b)         82,145
Onyx Pharmaceuticals                              14,850(b)        600,831
OSI Pharmaceuticals                                5,284(b)        202,906
PerkinElmer                                       50,022         1,034,955
Pfizer                                           175,302         6,144,335
PolyMedica                                         6,084           163,173
POZEN                                              4,985(b)         68,893
Sola Intl                                          8,075(b)        187,744
St. Jude Medical                                  25,704(b)      1,853,258
Sybron Dental Specialties                          9,219(b)        251,218
USANA Health Sciences                              2,464(b)         57,485
VISX                                               6,324(b)        123,444
West Pharmaceutical Services                       2,361            88,301
Zimmer Holdings                                   28,457(b)      2,099,557
Total                                                           57,725,401

Health care services (0.7%)
Beverly Enterprises                               21,962(b)        140,557
Eclipsys                                           9,632(b)        129,839
Humana                                            59,557(b)      1,132,775
Kindred Healthcare                                10,364(b)        521,309
Manor Care                                        18,240           643,690
NeighborCare                                       8,144(b)        197,492
Orthodontic Centers of America                    10,726(b)         84,735
PacifiCare Health Systems                         13,412(b)        530,445
Pediatrix Medical Group                            3,169(b)        199,647
Province Healthcare                                6,136(b)         97,562
Select Medical                                    13,603           227,170
Service Corp Intl                                 47,321(b)        353,488
Sierra Health Services                             7,608(b)        276,931
Stewart Enterprises Cl A                          23,114(b)        168,039
Tenet Healthcare                                 220,927(b)      2,465,546
United Surgical Partners Intl                      3,042(b)        103,245
US Oncology                                       16,130(b)        238,401
Total                                                            7,510,871

Home building (1.6%)
Beazer Homes USA                                   5,028           532,515
Centex                                            80,836         4,369,994
KB HOME                                           52,776         4,264,301
Meritage                                           3,819(b)        283,561
Pulte Homes                                      138,502         7,700,711
Technical Olympic USA                              4,329(b)        138,528
WCI Communities                                    8,529(b)        213,481
Total                                                           17,503,091

Household products (0.4%)
Action Performance Companies                       6,928           105,791
Boyds Collection                                  28,899(b)         72,536
Central Garden & Pet                               6,633(b)        238,788
JAKKS Pacific                                     11,557(b)        173,355
Kimberly-Clark                                    39,385         2,485,194
Libbey                                             4,231           109,710
Nautilus Group                                    10,956           172,557
Rayovac                                            6,310(b)        180,466
Tupperware                                        17,536           312,316
Total                                                            3,850,713

Industrial services (0.1%)
Ceradyne                                           2,906(b)        105,052
United Rentals                                    22,232(b)        395,062
UNOVA                                             18,167(b)        392,589
Total                                                              892,703

Industrial transportation (0.1%)
Interpool                                          9,965           149,475
Petroleum Helicopters                              2,107(b)         52,043
USF                                                7,699           263,459
Wabash Natl                                        9,921(b)        234,136
Total                                                              699,113

Insurance (3.5%)
Allmerica Financial                               18,600(b)        642,630
Allstate                                         120,593         5,482,157
Ambac Financial Group                             13,493           995,514
AmerUs Group                                       6,860           276,801
Aon                                               69,545         1,941,001
CIGNA                                             69,651         4,110,802
CNA Surety                                        10,374(b)        114,633
Commerce Group                                     4,018           192,864
EMC Insurance Group                                4,083            85,988
Fremont General                                   38,303         1,172,072
Great American Financial Resources                 7,530           118,673
Horace Mann Educators                              4,870            76,556
Jefferson-Pilot                                   18,804         1,034,408
LandAmerica Financial Group                       16,568           749,868
Lincoln Natl                                      42,235         1,998,560
Loews                                             81,916         4,837,959
MBIA                                              11,471           719,232
MetLife                                          185,904         6,633,054
Natl Western Life Insurance Cl A                     672(b)         99,315
NYMAGIC                                            4,296           108,689
Phoenix Companies                                 24,228           324,897

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Insurance (cont.)
Presidential Life                                 11,405          $170,847
Principal Financial Group                          7,979           284,292
Stewart Information Services                       7,557           296,990
Torchmark                                         23,944         1,287,948
UICI                                              18,906(b)        279,053
UnumProvident                                    166,287         2,432,779
XL Capital Cl A                                    8,109(c)        616,608
Total                                                           37,084,190

Investment companies (5.6%)
iShares MSCI Emerging Markets Index               56,800         9,968,400
iShares MSCI Index Fund                          347,550        49,213,080
Total                                                           59,181,480

Leisure time & entertainment (0.2%)
Argosy Gaming                                      6,689(b)        237,794
Bally Total Fitness Holding                       63,370(b)        371,348
Handleman                                         13,591           325,369
Hasbro                                            44,553           969,027
K2                                                10,420(b)        167,033
Steinway Musical Instruments                       6,662(b)        213,517
Thor Inds                                          4,846           130,164
Total                                                            2,414,252

Lodging & gaming (0.3%)
Ameristar Casinos                                  4,733(b)        159,734
Aztar                                              7,140(b)        175,001
Hilton Hotels                                     42,389           688,821
Intl Game Technology                              37,436         1,683,123
Marcus                                             9,154           158,822
Scientific Games Cl A                             11,114(b)        208,054
Total                                                            3,073,555

Machinery (0.7%)
Deere & Co                                        42,060         2,915,178
Global Power Equipment Group                      40,352(b)        339,763
Ingersoll-Rand Cl A                               18,632(c)      1,260,454
JLG Inds                                          22,572           322,780
Joy Global                                         8,698           244,153
Lincoln Electric Holdings                          4,451           125,296
Lydall                                            10,014(b)        102,143
Manitowoc                                          4,151           122,787
NACCO Inds Cl A                                      840            69,216
Oshkosh Truck                                      5,475           304,958
Tecumseh Products Cl A                             4,066           171,179
Terex                                             19,450(b)        719,066
Toro                                               3,647           226,114
Total                                                            6,923,087

Media (2.9%)
aQuantive                                          9,007(b)         86,467
Cendant                                          406,046         9,903,462
Consolidated Graphics                              2,323(b)         89,319
eBay                                             147,774(b)     10,245,172
Monster Worldwide                                 23,952(b)        627,542
Regent Communications                             17,989(b)        117,108
Yahoo!                                           209,691(b)     10,188,886
Total                                                           31,257,956

Metals (0.6%)
Alcoa                                             33,337         1,156,461
Allegheny Technologies                            20,892           252,793
AMCOL Intl                                         8,582           149,756
Carpenter Technology                               6,535           214,871
Cleveland-Cliffs                                   1,638(b)        107,174
Commercial Metals                                  9,705           309,007
Gibraltar Steel                                    5,818           143,006
Phelps Dodge                                      23,767(b)      1,940,813
Quanex                                             2,267            96,325
Schnitzer Steel Inds Cl A                         19,342           620,105
Shaw Group                                        18,557(b)        201,158
United States Steel                               18,773           699,670
Total                                                            5,891,139

Multi-industry (2.4%)
Acuity Brands                                      3,240            77,371
Ameron Intl                                        4,242           143,083
Arbitron                                           5,377(b)        216,478
Brink's                                            7,297           201,251
Corrections Corp of America                        2,878(b)        102,457
Crane                                              5,540           182,820
Eastman Kodak                                    139,433         3,648,962
Imagistics Intl                                    2,120(b)         93,386
Jacuzzi Brands                                    48,271(b)        452,782
Labor Ready                                       11,080(b)        149,802
Monsanto                                          21,442           786,278
NCO Group                                          3,862(b)         90,255
Pre-Paid Legal Services                           33,896(b)        829,774
Sylvan Learning Systems                            6,803(b)        238,853
TeleTech Holdings                                 20,855(b)        130,552
Textron                                           18,848         1,001,771
Tyco Intl                                        589,359(c)     16,885,136
Woodward Governor                                  2,172           138,443
YORK Intl                                          4,425           173,947
Total                                                           25,543,401

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Paper & packaging (0.3%)
Georgia-Pacific                                   70,980        $2,391,316
Greif Cl A                                         4,823           168,516
Rock-Tenn Cl A                                     3,616            52,143
Sealed Air                                        17,696(b)        880,022
Silgan Holdings                                    2,488(b)        113,776
Total                                                            3,605,773

Precious metals (0.8%)
Coeur d'Alene Mines                               46,491(b)        325,437
Freeport McMoRan Copper &
  Gold Cl B                                       66,915         2,615,707
Hecla Mining                                      20,456(b)        172,035
Newmont Mining                                   103,796         4,840,008
Stillwater Mining                                 16,863(b)        264,749
Total                                                            8,217,936

Real estate investment trust (0.5%)
American Home Mortgage Investment                  9,398           270,662
Anthracite Capital                                46,296           589,348
Anworth Mtge Asset                                20,220           282,271
Capstead Mtge                                     32,313           596,175
Equity One                                        10,812           207,807
Impac Mtge Holdings                               21,310           579,632
MFA Mtge Investments                              25,262           255,146
Mid-America Apartment
  Communities                                     19,439           721,771
Natl Health Investors                              6,520           200,816
Novastar Financial                                 9,892           652,378
Post Properties                                    4,685           134,928
PS Business Parks                                  2,218           102,804
Redwood Trust                                      2,608           162,139
Starwood Hotels & Resorts
  Worldwide                                       13,899           562,910
Thornburg Mtge                                     3,753           116,718
Ventas                                            13,528           371,749
Total                                                            5,807,254

Restaurants (0.9%)
AFC Enterprises                                    4,784(b)        110,032
Dave & Buster's                                    8,005(b)        120,475
Jack in the Box                                   15,333(b)        382,865
Landry's Restaurants                               3,455           103,063
McDonald's                                       311,079         8,887,527
Papa John's Intl                                   4,451(b)        150,622
Ryan's Family Steak Houses                         9,555(b)        163,486
Total                                                            9,918,070

Retail - drugstores (0.2%)
CVS                                               47,194         1,665,948
Drugstore.com                                     14,720(b)         79,194
Total                                                            1,745,142

Retail - general (3.5%)
7-Eleven                                          16,139(b)        244,829
AnnTaylor Stores                                   5,806(b)        248,497
Best Buy                                         167,125         8,643,705
BJ's Wholesale Club                               10,078(b)        256,485
Bombay                                             9,568(b)         75,109
Brown Shoe                                         1,918            69,873
Cash America Intl                                  2,660            61,313
Christopher & Banks                                5,586           117,920
Circuit City Stores                               42,821           483,877
Copart                                             6,061(b)        131,706
Department 56                                     12,733(b)        188,194
Dillard's Cl A                                    60,502         1,159,218
Dollar General                                    51,072           980,582
Duane Reade                                        3,763(b)         63,745
Federated Dept Stores                             85,581         4,625,653
Finish Line Cl A                                   6,065(b)        224,284
Footstar                                         118,162(b)        289,497
Fred's                                             4,658           113,050
Friedman's Cl A                                   23,063           133,765
Group 1 Automotive                                 7,264(b)        262,957
Haverty Furniture Companies                        5,523           117,529
Limited Brands                                     9,817           196,340
May Dept Stores                                   20,246           700,107
Men's Wearhouse                                    6,198(b)        164,681
Nordstrom                                         22,670           904,533
Payless ShoeSource                                18,176(b)        253,737
Penney (JC)                                       16,666           579,643
Pep Boys - Manny, Moe & Jack                      13,072           362,748
Phillips-Van Heusen                                8,557           158,305
REX Stores                                         9,896(b)        155,763
Sears, Roebuck & Co                              269,136        11,562,082
ShopKo Stores                                     18,181(b)        265,806
Sonic Automotive                                   5,460           136,773
Sports Authority                                   5,870(b)        235,270
Tiffany                                           32,154         1,227,318
Toys "R" Us                                       68,930(b)      1,158,024
Tractor Supply                                     3,563(b)        137,959
United Auto Group                                  3,600            98,496
United Stationers                                  3,909(b)        164,569
Total                                                           36,953,942

Retail - grocery (0.8%)
Kroger                                           157,197(b)      2,615,758
Safeway                                          169,107(b)      3,480,223
SUPERVALU                                         53,399         1,630,805
Winn-Dixie Stores                                 30,969           235,364
Total                                                            7,962,150

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Telecom equipment & services (2.2%)
Aspect Communications                             11,967(b)       $187,523
Avaya                                             99,325(b)      1,577,281
Comtech Telecommunications                         3,760(b)         87,232
Ditech Communications                             12,258(b)        204,341
Golden Telecom                                     2,097(c)         71,361
Intervoice                                        15,143(b)        255,462
Motorola                                         513,160         9,031,616
Plantronics                                        5,543(b)        202,929
QUALCOMM                                         149,824         9,951,310
Scientific-Atlanta                                57,944         1,873,909
Sonus Networks                                    78,432(b)        290,983
Tellabs                                           15,598(b)        134,611
Total                                                           23,868,558

Textiles & apparel (0.2%)
Genesco                                            8,450(b)        195,871
Liz Claiborne                                      8,219           301,555
Oshkosh B'Gosh Cl A                                2,667            62,408
Oxford Inds                                        5,149           237,832
Skechers U.S.A. Cl A                               6,237(b)         81,767
Urban Outfitters                                  19,229(b)        924,145
Vans                                               4,457(b)         65,964
VF                                                16,614           775,874
Total                                                            2,645,416

Utilities -- electric (3.6%)
American Electric Power                           49,580         1,632,174
Avista                                            11,702           221,402
Black Hills                                        7,182           228,890
CenterPoint Energy                               279,806         3,198,183
Cleco                                             16,416           312,396
Duke Energy                                       57,593         1,301,602
Duquesne Light Holdings                           10,467           204,107
Edison Intl                                      158,107         3,840,419
El Paso Electric                                   8,421(b)        116,547
Exelon                                            53,001         3,650,179
FPL Group                                          6,319           422,425
PG&E                                             331,412(b)      9,601,005
PNM Resources                                     11,166           335,538
PPL                                               25,456         1,160,794
Public Service Enterprise Group                   83,460         3,920,950
Sierra Pacific Resources                          20,359(b)        150,657
TECO Energy                                      129,532         1,895,053
TXU                                               90,131         2,583,154
UIL Holdings                                       4,302           207,227
Xcel Energy                                      176,065         3,135,718
Total                                                           38,118,420

Utilities -- natural gas (0.1%)
Atmos Energy                                       3,411            87,219
Cascade Natural Gas                                2,790            60,794
Energen                                            4,447           183,439
Plains Exploration & Production                   12,190(b)        227,221
SEMCO Energy                                      19,409           109,855
Sempra Energy                                      4,896           155,693
Total                                                              824,221

Utilities -- telephone (2.5%)
AT&T                                             321,035         6,282,655
BellSouth                                        138,455         3,833,819
CT Communications                                  7,805           107,943
Primus Telecommunications Group                   25,029(b)        210,494
PTEK Holdings                                      8,903(b)         81,819
SBC Communications                               360,213         8,839,627
Sprint (FON Group)                               341,172         6,287,800
Sprint (PCS Group)                               150,627(b)      1,385,768
Total                                                           27,029,925

Total common stocks
(Cost: $656,004,361)                                          $778,927,227

Preferred stocks (--%)
Issuer                                             Shares           Value(a)

Pegasus Satellite
   12.75% Cm Series B                                  1(b)           $699
Intermedia Communications
   13.50% Series B                                    --(b)              1

Total preferred stocks
(Cost: $1,084)                                                        $700

Bonds (26.0%)
Issuer                       Coupon              Principal         Value(a)
                              rate                amount

Foreign government (0.1%)
United Mexican States
  (U.S. Dollar)
   09-15-16                  11.38%             $750,000(c)     $1,135,500

U.S. government obligations & agencies (9.4%)
Federal Home Loan Mtge Corp
   11-15-13                   4.88               505,000           529,163
   01-15-14                   4.50               500,000           507,150
Federal Natl Mtge Assn
   05-15-08                   6.00            10,000,000        11,243,270
   02-15-09                   3.25             1,850,000         1,865,281

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount

U.S. government obligations & agencies (cont.)
U.S. Treasury
   10-31-04                   2.13%           $5,550,000        $5,585,120
   05-31-05                   1.25            17,400,000        17,405,394
   08-31-05                   2.00            19,800,000        19,996,455
   11-15-05                   5.88             4,300,000         4,607,889
   11-30-05                   1.88            16,300,000        16,423,521
   02-15-07                   2.25             5,883,000         5,933,100
   03-15-09                   2.63             2,921,000         2,899,998
   02-15-14                   4.00             2,180,000         2,208,613
   08-15-23                   6.25             5,300,000         6,301,822
   02-15-26                   6.00             3,985,000         4,620,109
Total                                                          100,126,885

Commercial mortgage-backed/
Asset-backed securities (0.4%)(h)
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10                   3.10             1,300,000         1,313,686
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A2
   09-15-26                   4.02             1,000,000         1,038,885
  Series 2004-C2 Cl A2
   03-01-29                   3.25               850,000(e)        849,568
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09                   2.99               150,000(d)        131,625
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08                   2.61               250,000           253,201
Structured Adjustable Rate Mortgage Loan
  Series 2004-3AC
   03-25-34                   4.94               499,821           511,184
Total                                                            4,098,149

Mortgage-backed securities (6.0%)(h)
Federal Home Loan Mtge Corp
   12-01-30                   5.50             1,652,814         1,699,429
   04-01-34                   5.00             2,650,000(e)      2,662,423
Federal Natl Mtge Assn
   01-01-13                   4.92             1,674,688         1,773,678
   06-01-13                   4.85               801,729           842,843
   08-01-16                   6.00             1,306,896         1,380,578
   06-01-17                   6.00               658,176           693,716
   06-01-17                   7.00             1,767,087         1,891,108
   08-01-17                   6.50             1,210,986         1,288,847
   03-01-18                   5.50             7,071,646         7,374,029
   08-01-18                   4.50             1,809,454         1,837,868
   04-01-19                   5.00             3,950,000(e)      4,059,857
   04-01-19                   5.50               500,000(e)        520,781
   04-01-19                   6.00             1,300,000(e)      1,368,250
   08-01-32                   6.50             3,125,210         3,283,410
   08-01-32                   6.50             2,334,442(e)      2,474,611
   08-01-32                   7.00               273,372           290,113
   09-01-32                   6.50             1,851,963         1,945,711
   01-01-33                   6.00             3,890,821         4,058,963
   01-01-33                   7.00             2,021,115         2,144,826
   04-01-33                   6.00             2,493,701         2,602,718
   05-01-33                   6.00             2,743,398         2,863,332
   06-01-33                   6.00             3,943,181         4,115,564
   07-01-33                   5.50             3,025,397         3,105,254
   08-01-33                   5.50             1,965,604         2,015,045
   05-01-34                   5.50             4,300,000(e)      4,392,716
   05-01-34                   6.00             1,800,000(e)      1,869,750
  Collateralized Mtge Obligation
   09-25-42                   5.00               670,000           696,765
Total                                                           63,252,185

Aerospace & defense (0.1%)
Alliant Techsystems
   05-15-11                   8.50               295,000           325,975
L-3 Communications
   06-15-12                   7.63               255,000           280,500
Raytheon
   11-01-08                   6.15                60,000            66,706
   04-01-13                   5.38               430,000           450,116
TD Funding
   07-15-11                   8.38               145,000           153,700
Total                                                            1,276,997

Airlines (--%)
Northwest Airlines
  Series 1999-1A
   02-01-20                   6.81               162,803           150,665

Automotive & related (0.2%)
Advanced Accessory System
  Sr Nts
   06-15-11                  10.75                25,000            26,000
DaimlerChrysler NA Holding
   11-15-13                   6.50             1,030,000         1,113,316
Ford Motor
   10-01-28                   6.63               665,000           611,299
   02-01-29                   6.38               190,000           169,169

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount

Automotive & related (cont.)
TRW Automotive
  Sr Nts
   02-15-13                   9.38%             $115,000          $132,250
Total                                                            2,052,034

Banks and savings & loans (0.8%)
ANZ Capital Trust I
   12-31-49                   5.36               510,000(d)        524,364
Bank United
   03-15-09                   8.00             1,500,000         1,810,478
Banknorth Group
  Sr Nts
   05-01-08                   3.75               380,000           385,666
Golden West Financial
  Sr Nts
   10-01-12                   4.75               200,000           206,988
J.P. Morgan Chase
   03-15-09                   3.50               670,000           674,319
US Bank Natl Assn Minnesota
   08-01-11                   6.38             1,500,000         1,714,005
Washington Mutual Bank FA
  Sub Nts
   06-15-11                   6.88             1,330,000         1,551,414
Wells Fargo Bank NA
  Sub Nts
   02-01-11                   6.45             1,810,000         2,081,475
Total                                                            8,948,709

Beverages & tobacco ( --%)
Cott Beverages
   12-15-11                   8.00               300,000           330,000
Johnsondiversey Holdings
  (Zero coupon through 05-15-07, thereafter 10.67%)
   05-15-13                  15.27               100,000(g)         75,500
Total                                                              405,500

Broker dealers (0.4%)
Goldman Sachs Group
   04-01-13                   5.25             1,245,000         1,295,625
LaBranche
  Sr Nts
   08-15-04                   9.50                40,000            40,500
  Sr Sub Nts
   03-02-07                  12.00               115,000           121,038
Merrill Lynch & Co
   11-04-10                   4.50               870,000           898,892
Morgan Stanley
   01-15-09                   3.88               520,000           530,447
   05-15-10                   4.25               800,000           821,931
   03-01-13                   5.30               355,000           373,808
  Sub Nts
   04-01-14                   4.75               640,000           627,603
Total                                                            4,709,844

Building materials & construction (0.1%)
Associated Materials
   04-15-12                   9.75               150,000           165,750
  Sr Disc Nts
  (Zero coupon through 03-01-09,
   thereafter 11.25%)
   03-01-14                  27.11                70,000(d,g)       42,525
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11                   9.00               170,000(d)        181,050
Nortek Holdings
  Sr Sub Nts Series B
   06-15-11                   9.88               200,000           225,000
Total                                                              614,325

Cable (0.3%)
Cablevision Systems
  Sr Nts
   04-15-12                   8.00                75,000(d,e)       75,000
CCO Holdings LLC/Capital
  Sr Nts
   11-15-13                   8.75               275,000(d)        283,250
Comcast
   03-15-11                   5.50             1,370,000         1,451,843
Comcast Cable Communications
   11-15-08                   6.20               850,000           940,766
CSC Holdings
  Sr Nts
   07-15-08                   7.25               150,000           158,250
   04-15-12                   6.75               125,000(d,e)      126,719
DirecTV Holdings/Finance
  Sr Nts
   03-15-13                   8.38               125,000           142,813
Mediacom LLC/Capital
  Sr Nts
   01-15-13                   9.50               120,000           118,800
Videotron Ltee
  (U.S. Dollar)
   01-15-14                   6.88               300,000(c)        313,500
Total                                                            3,610,941

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount

Cellular telecommunications (0.1%)
Alamosa Delaware
   07-31-10                  11.00%              $65,000           $69,388
American Tower
  Sr Nts
   02-01-09                   9.38               150,000           158,250
American Towers
  Sr Sub Nts
   12-01-11                   7.25               115,000(d)        117,300
AT&T Wireless Services
  Sr Nts
   03-01-11                   7.88               360,000           429,313
Nextel Communications
  Sr Nts
   10-31-13                   6.88               325,000           346,125
Rural Cellular
   03-15-12                   8.25               130,000(d)        132,925
SBA Communications
  Sr Nts
   02-01-09                  10.25                50,000            49,250
  Sr Disc Nts (Zero coupon through 12-01-07,
  thereafter 9.75%)
   12-15-11                  21.56               100,000(d,g)       70,250
Western Wireless
  Sr Nts
   07-15-13                   9.25               170,000           174,675
Total                                                            1,547,476

Chemicals (0.2%)
Airgas
   10-01-11                   9.13               125,000           141,875
  Sr Sub Nts
   07-15-14                   6.25                20,000(d)         20,600
Compass Minerals Group
   08-15-11                  10.00               275,000           312,125
Equistar Chemical/Funding
   09-01-08                  10.13               155,000           166,625
Georgia Gulf
  Sr Nts
   12-15-13                   7.13               160,000(d)        170,000
Lyondell Chemical
  Series A
   05-01-07                   9.63               250,000           258,750
Noveon
  Series B
   02-28-11                  11.00               125,000           143,125
Resolution Performance Products/Capital
   12-15-09                   8.00               150,000           154,500
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10                   7.63               150,000(c,d)      138,000
Rockwood Specialties
  Sr Sub Nts
   05-15-11                  10.63               120,000           132,600
Total                                                            1,638,200

Computer hardware (--%)
Seagate Technology HDD Holdings
  (U.S. Dollar)
   05-15-09                   8.00               150,000(c)        163,875

Electronics (--%)
Worldspan LP/WS Financing
  Sr Nts
   06-15-11                   9.63                54,000            55,755

Energy (0.3%)
Amerada Hess
   08-15-11                   6.65               520,000           574,567
Chesapeake Energy
  Sr Nts
   01-15-16                   6.88               100,000           105,000
   01-15-16                   6.88                90,000(d)         94,725
Gulfterra Energy Partner
  Sr Nts
   06-01-10                   6.25               120,000           130,800
Newfield Exploration
  Sr Sub Nts
   08-15-12                   8.38               210,000           237,300
Pemex Project Funding Master Trust
   12-15-14                   7.38               940,000         1,037,798
Tom Brown
   09-15-13                   7.25               100,000           109,000
XTO Energy
  Sr Nts
   04-15-13                   6.25               625,000           690,319
Total                                                            2,979,509

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount
Energy equipment & services (0.1%)
Grant Prideco Escrow
   12-15-09                   9.00%             $100,000          $112,750
Halliburton
   10-15-10                   5.50               270,000(d)        285,967
Key Energy Services
  Series C
   03-01-08                   8.38                20,000            21,300
  Sr Nts
   05-01-13                   6.38               150,000           153,750
Offshore Logistics
   06-15-13                   6.13               170,000           169,150
Total                                                              742,917

Finance companies (0.6%)
Citigroup
   02-01-08                   3.50             1,740,000         1,777,793
Sub Nts
   10-01-10                   7.25               430,000           512,114
Ford Motor Credit
   10-01-13                   7.00               605,000           639,382
GMAC
   09-15-11                   6.88             3,555,000         3,856,858
Total                                                            6,786,147

Financial services (0.5%)
Capital One Bank
  Sr Nts
   02-01-06                   6.88               410,000           442,926
Dollar Financial Group
   11-15-11                   9.75                75,000            81,375
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12                   5.25             2,060,000(c)      2,174,312
Metris Companies
   11-01-04                  10.00                50,000            49,750
TIAA Global Markets
   11-15-07                   4.13             1,450,000(d)      1,526,359
   01-22-08                   3.88               280,000(d)        290,161
Toyota Motor Credit
   12-15-10                   4.35               310,000           324,700
Total                                                            4,889,583

Food (0.5%)
Burns Philp Capital Property
  (U.S. Dollar)
   11-15-10                   9.50                50,000(c,d)       53,500
   07-15-12                   9.75               100,000(c,d)      105,500
Del Monte
  Series B
   05-15-11                   9.25               125,000           140,625
Kellogg
  Sr Nts
   06-01-08                   2.88             2,660,000         2,634,225
Kraft Foods
   10-01-08                   4.00             2,560,000         2,636,902
Total                                                            5,570,752

Furniture & appliances (--%)
Sealy Mattress
  Sr Sub Nts
   06-15-14                   8.25                75,000(d,e)       75,094
Simmons
  Sr Sub Nts
   01-15-14                   7.88               175,000(d)        175,000
Total                                                              250,094

Health care products (0.1%)
Valeant Pharmaceuticals
   12-15-11                   7.00               100,000(d)        103,250
WH Holdings/WH Capital
  (U.S. Dollar) Sr Nts
   04-01-11                   9.50               115,000(c,d)      119,888
Wyeth
   02-01-14                   5.50               820,000           858,589
Total                                                            1,081,727

Health care services (0.2%)
Ardent Health Services
  Sr Sub Nts
   08-15-13                  10.00               240,000           266,400
Fisher Scientific Intl
  Sr Sub Nts
   09-01-13                   8.00                30,000(d)         33,675
HCA
   03-15-14                   5.75               355,000           354,709
Inverness Medical Innovations
  Sr Sub Nts
   02-15-12                   8.75               170,000(d)        172,550

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount

Health care services (cont.)
Omnicare
  Sr Sub Nts
   06-01-13                   6.13%             $335,000          $349,238
Province Healthcare
  Sr Sub Nts
   06-01-13                   7.50               185,000           192,400
Service Corp Intl
  Sr Nts
   04-01-16                   6.75                70,000(d,e)       70,460
Team Health
  Sr Sub Nts
   04-01-12                   9.00                40,000(d)         38,900
Vanguard Health Systems
   08-01-11                   9.75               120,000           129,300
Total                                                            1,607,632

Home building (0.1%)
Beazer Homes USA
  Sr Nts
   11-15-13                   6.50               125,000(d)        131,563
D.R. Horton
  Sr Nts
   05-01-13                   6.88               150,000           166,500
Standard Pacific
  Sr Nts
   04-01-14                   6.25               125,000           124,375
WCI Communities
   02-15-11                  10.63               125,000           141,250
Total                                                              563,688

Household products (--%)
Seminis Vegtable Seeds
  Sr Sub Nts
   10-01-13                  10.25               110,000(d)        121,550

Industrial services (0.1%)
Allied Waste North America
  Sr Nts
   04-15-13                   7.88               285,000           311,363
Interline Brands
  Sr Sub Nts
   05-15-11                  11.50               100,000           108,000
Natl Waterworks
  Series B
   12-01-12                  10.50               105,000           118,650
Total                                                              538,013

Industrial transportation (0.2%)
Canadian Natl Railways
  (U.S. Dollar)
   10-15-11                   6.38               970,000(c)      1,106,688
FedEx
   04-01-09                   3.50               400,000(d)        399,441
Quality Distribution/QD Capital
  Sr Sub Nts
   11-15-10                   9.00               160,000(d)        160,800
Total                                                            1,666,929

Insurance (0.6%)
ASIF Global Financing
   11-26-07                   3.85             1,035,000(d)      1,073,319
   01-17-13                   4.90             2,935,000(d)      3,015,213
Berkshire Hathaway
   10-15-13                   4.63             1,030,000(d)      1,048,777
MassMutual Global Funding II
   07-15-08                   2.55               280,000(d)        273,978
Met Life Global Funding I
   06-19-08                   2.60               780,000(d)        765,281
Pacific Life
   09-15-33                   6.60               170,000(d)        187,349
Total                                                            6,363,917

Leisure time & entertainment (0.3%)
Equinox Holdings
  Sr Nts
   12-15-09                   9.00               120,000(d)        126,300
Historic TW
   05-15-29                   6.63               930,000           971,763
Speedway Motorsports
  Sr Sub Nts
   06-01-13                   6.75               180,000           190,800
Time Warner
   05-01-12                   6.88               170,000           194,482
   05-01-32                   7.70               744,000           879,518
Vail Resorts
  Sr Sub Nts
   02-15-14                   6.75               140,000(d)        140,350
Viacom
   05-15-11                   6.63             1,020,000         1,174,335
Total                                                            3,677,548

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount
Lodging & gaming (0.2%)
Boyd Gaming
  Sr Sub Nts
   04-15-14                   6.75%             $365,000(d,e)     $368,880
Caesars Entertainment
  Sr Sub Nts
   05-15-11                   8.13               325,000           371,312
Global Cash Access LLC/Finance
  Sr Sub Nts
   03-15-12                   8.75               100,000(d)        105,000
Hammons (John Q) Hotels
  1st Mtge Series B
   05-15-12                   8.88               105,000           116,813
MGM Mirage
   10-01-09                   6.00                75,000            78,750
  Sr Nts
   02-27-14                   5.88               130,000           129,675
Mohegan Tribal Gaming
  Sr Sub Nts
   04-01-12                   8.00               300,000           331,500
Poster Financial Group
   12-01-11                   8.75               165,000(d)        173,250
Premier Entertainment Biloxi LLC/
  Premier Finance Biloxi
   02-01-12                  10.75                40,000(d)         43,200
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12                   8.38               200,000           211,000
RFS Partnership LP
   03-01-12                   9.75               150,000           162,750
River Rock Entertainment
  Sr Nts
   11-01-11                   9.75               180,000(d)        194,400
Station Casinos
  Sr Nts
   04-01-12                   6.00               125,000(d)        128,750
Wheeling Island Gaming
   12-15-09                  10.13               115,000           124,200
Wynn Las Vegas LLC
  2nd Mtge
   11-01-10                  12.00                90,000           108,450
Total                                                            2,647,930

Machinery (0.1%)
Columbus McKinnon
   08-01-10                  10.00               150,000           162,000
Joy Global
  Series B
   03-15-12                   8.75               125,000           140,625
Manitowoc
   11-01-13                   7.13               130,000           138,450
Motors & Gears
  Sr Nts Series D
   11-15-06                  10.75                85,000            73,100
Sensus Metering Systems
  Sr Sub Nts
   12-15-13                   8.63               100,000(d)         99,000
Terex
   01-15-14                   7.38               140,000(d)        150,150
Total                                                              763,325

Media (0.3%)
CanWest Media
  (U.S. Dollar) Series B
   04-15-13                   7.63               150,000(c)        163,500
CBD Media/Finance
   06-01-11                   8.63                75,000            82,313
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12                   8.75               175,000(c)        193,813
Dex Media East LLC/Finance
   11-15-09                   9.88               200,000           225,000
Dex Media West/Finance
  Sr Nts
   08-15-10                   8.50               115,000(d)        126,500
Donnelley (RR) & Sons
   04-01-14                   4.95               890,000(d)        901,943
Hollinger Intl Publishing
  Sr Nts
   12-15-10                   9.00                70,000            77,000
Lin Television
  Sr Sub Nts
   05-15-13                   6.50               150,000           155,625
Morris Publishing
  Sr Sub Nts
   08-01-13                   7.00               110,000(d)        113,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount

Media (cont.)
Nexstar Finance
  Sr Sub Nts
   01-15-14                   7.00%             $150,000(d)       $148,500
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11                  11.13               120,000(c)        137,700
Radio One
  Series B
   07-01-11                   8.88               205,000           227,549
Sinclair Broadcast Group
   03-15-12                   8.00               180,000           195,075
Sun Media
  (U.S. Dollar)
   02-15-13                   7.63               195,000(c)        212,063
Susquehanna Media
  Sr Sub Nts
   04-15-13                   7.38               200,000           212,250
Total                                                            3,172,131

Metals (--%)
California Steel Inds
  St Nts
   03-15-14                   6.13               155,000(d)        156,163
Ispat Inland
   04-01-14                   9.75                50,000(d)         52,000
Jorgensen Earle M.
   06-01-12                   9.75               125,000           140,625
United States Steel
  Sr Nts
   05-15-10                   9.75               150,000           171,000
Total                                                              519,788

Miscellaneous (--%)
FTD
  Sr Sub Nts
   02-15-14                   7.75               100,000(d)        100,000
NationsRent
   10-15-10                   9.50               100,000(d)        107,750
Nebraska Book
  Sr Sub Nts
   03-15-12                   8.63               125,000(d)        128,750
Total                                                              336,500

Multi-industry (0.1%)
SPX
  Sr Nts
   06-15-11                   6.25               255,000           263,925
Tyco Intl Group
  (U.S. Dollar)
   02-15-11                   6.75               250,000(c)        278,395
  (U.S. Dollar) Sr Nts
   11-15-13                   6.00               540,000(c,d)      569,391
Total                                                            1,111,711

Paper & packaging (0.6%)
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13                   7.25               335,000(c)        352,588
Crown Euro Holdings
  (U.S. Dollar)
   03-01-13                  10.88                50,000(c)         58,250
Crown Paper
  Sr Sub Nts
   09-01-05                  11.00               705,000(b,f)           --
Domtar
  (U.S. Dollar)
   12-01-13                   5.38               350,000(c)        354,403
Georgia-Pacific
   02-01-10                   8.88               245,000           286,038
Graphic Packaging Intl
  Sr Nts
   08-15-11                   8.50               140,000           156,100
Intl Paper
   07-08-05                   8.13             1,500,000         1,619,999
   04-01-10                   4.00               635,000           631,685
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12                   9.63               165,000(c)        186,450
MeadWestvaco
   04-01-12                   6.85               510,000           572,582
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13                   6.75               235,000(c)        249,100
Norske Skog Canada
  (U.S. Dollar) Sr Nts
   03-01-14                   7.38               125,000(c,d)      128,750
Owens-Brockway Glass
   05-15-11                   7.75               225,000           235,125

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount

Paper & packaging (cont.)
Silgan Holdings
  Sr Sub Nts
   11-15-13                   6.75%             $250,000          $257,500
Stone Container
  Sr Nts
   07-01-12                   8.38               180,000           196,200
Weyerhaeuser
   03-15-07                   6.13               180,000           196,921
   03-15-12                   6.75               690,000           779,459
Total                                                            6,261,150

Real estate investment trust (--%)
Host Marriott LP
  Sr Nts
   11-01-13                   7.13                75,000            77,813

Restaurants (--%)
Dominos
  Sr Sub Nts
   07-01-11                   8.25               265,000           284,875

Retail - general (0.2%)
CSK Auto
   01-15-14                   7.00               150,000(d)        150,750
General Nutrition Center
  Sr Sub Nts
   12-01-10                   8.50               100,000(d)        105,000
PCA LLC/PCA Finance
  Sr Nts
   08-01-09                  11.88               160,000           176,800
United Auto Group
   03-15-12                   9.63               150,000           167,250
Wal-Mart Stores
   02-15-11                   4.13             1,510,000         1,532,046
William Carter
  Series B
   08-15-11                  10.88               250,000           290,625
Total                                                            2,422,471

Retail -- grocery (--%)
Kroger
   02-01-13                   5.50               180,000           189,113

Telecom equipment & services (0.5%)
Cincinnati Bell
  Sr Sub Nts
   01-15-14                   8.38               180,000           176,400
Cingular Wireless LLC
  Sr Nts
   12-15-11                   6.50               750,000           840,794
Fairpoint Communications
  Sr Nts
   03-01-10                  11.88                40,000            48,000
  Sr Sub Nts Series B
   05-01-08                   9.50                50,000            50,500
NATG Holdings LLC/Orius Capital
  Series B
   02-01-10                  12.75               215,000(b)            430
Qwest
   03-15-12                   9.13               300,000(d)        340,500
Qwest Communications Intl
  Sr Nts
   02-15-11                   7.25               150,000(d)        142,875
Rogers Wireless
  (U.S. Dollar)
   03-01-14                   6.38               240,000(c,d)      244,800
Sprint Capital
   11-15-28                   6.88             1,130,000         1,173,495
Telus
  (U.S. Dollar)
   06-01-07                   7.50               790,000(c)        898,606
Verizon Virginia Cl A
   03-15-13                   4.63             1,200,000         1,190,123
Total                                                            5,106,523

Utilities -- electric (1.1%)
Aquila
  Sr Nts
   11-15-09                   7.63                75,000            72,563
Calpine Generating
   04-01-10                   7.00                50,000(d)         47,625
CenterPoint Energy Houston Electric LLC
   01-15-14                   5.75                30,000            32,179
Cleveland Electric Illuminating
  Sr Nts
   12-15-13                   5.65               360,000(d)        370,828
Columbus Southern Power
  Sr Nts Series C
   03-01-13                   5.50               130,000           138,554

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount

Utilities -- electric (cont.)
Commonwealth Edison
   02-01-08                   3.70%             $180,000          $184,810
  1st Mtge
   08-15-10                   4.74               180,000           188,777
Consumers Energy
  1st Mtge Series C
   04-15-08                   4.25             1,510,000         1,554,992
Dayton Power & Light
  1st Mtge
   10-01-13                   5.13               870,000(d)        898,806
Dominion Resources
  Sr Nts Series F
   08-01-33                   5.25               530,000           539,520
DPL
  Sr Nts
   09-01-11                   6.88                75,000            76,125
Duke Energy
  1st Mtge
   03-05-08                   3.75               970,000           994,696
  Sr Nts
   10-01-08                   4.20               940,000           962,751
Florida Power
  1st Mtge
   03-01-13                   4.80             1,010,000         1,035,078
Indianapolis Power & Light
  1st Mtge
   07-01-13                   6.30               220,000(d)        241,129
IPALCO Enterprises
   11-14-11                   8.63               265,000           298,125
Metropolitan Edison
   03-15-13                   4.95               390,000           395,080
  1st Mtge
   04-01-14                   4.88               130,000(d)        129,349
Northern States Power
  1st Mtge
   08-01-10                   4.75               250,000           262,978
Northern States Power - Minnesota
  1st Mtge Series B
   08-28-12                   8.00               510,000           640,285
NRG Energy
   12-15-13                   8.00               105,000(d)        108,413
Ohio Power
  Sr Nts Series F
   02-15-13                   5.50               320,000           341,197
  Sr Nts Series H
   01-15-14                   4.85               490,000           495,346
Pacific Gas & Electric
  1st Mtge
   03-01-34                   6.05               380,000           383,827
Public Service Co of Colorado
   10-01-08                   4.38               270,000           282,825
   03-01-13                   4.88               240,000           247,515
   04-01-14                   5.50               230,000           246,619
Reliant Resources
   07-15-10                   9.25                50,000            54,250
Southern Cal Edison
  1st Mortgage
   01-15-14                   5.00               180,000           184,764
Southern Star Central
   08-01-10                   8.50               200,000           221,000
Tampa Electric
   08-15-07                   5.38               110,000           117,544
Total                                                           11,747,550

Utilities -- natural gas (0.4%)
Columbia Energy Group
  Series E
   11-28-10                   7.32             2,043,000         2,202,543
Consolidated Natural Gas
  Sr Nts
   04-15-11                   6.85               200,000           230,798
El Paso Natl Gas
  Sr Nts Series A
   08-01-10                   7.63               180,000           185,400
El Paso Production Holding
   06-01-13                   7.75                55,000            51,013
NiSource Finance
   11-01-06                   3.20               240,000           244,306
  Sr Nts
   03-01-13                   6.15               400,000           437,625
Northwest Pipeline
   03-01-10                   8.13                35,000            38,675
Transcontinental Gas Pipeline
  Series B
   08-15-11                   7.00               220,000           237,600
Williams Companies
   03-15-12                   8.13               350,000           386,313
Total                                                            4,014,273

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Issuer                       Coupon              Principal         Value(a)
                              rate                amount

Utilities -- telephone (0.7%)
AT&T

  Sr Nts
   11-15-11                   8.05%             $461,000          $538,920
British Telecom
  (U.S. Dollar)
   12-15-10                   8.38               330,000(c)        407,798
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   06-15-10                   8.50               705,000(c)        865,531
   07-22-13                   5.25               485,000(c)        504,182
France Telecom
  (U.S. Dollar)
   03-01-11                   8.75                40,000(c)         48,852
   03-01-31                   9.50               170,000(c)        229,789
GCI
  Sr Nts
   02-15-14                   7.25               155,000(d)        151,900
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13                   5.25             1,240,000(c,d)    1,278,735
   11-15-33                   6.38               160,000(c,d)      167,178
Verizon New England
  Sr Nts
   09-15-11                   6.50               425,000           479,438
Verizon New York
  Series A
   04-01-12                   6.88               950,000         1,080,942
Verizon Pennsylvania
  Series A
   11-15-11                   5.65             1,380,000         1,482,300
Total                                                            7,235,565

Total bonds
(Cost: $272,469,379)                                          $276,517,764

Short-term securities (8.2%)
Issuer                     Annualized             Amount           Value(a)
                          yield on date         payable at
                           of purchase           maturity

U.S. government agencies (4.4%)
Federal Home Loan Mtge Corp Disc Nts
   04-27-04                   1.00%           $2,100,000        $2,098,482
   05-20-04                   1.01            10,000,000         9,986,836
Federal Natl Mtge Assn Disc Nts
   04-07-04                   1.02             2,700,000         2,699,501
   05-03-04                   1.03            13,200,000        13,188,218
   06-03-04                   1.00            14,800,000        14,774,100
   06-09-04                   1.00             4,100,000         4,092,140
Total                                                           46,839,277

Commercial paper (3.8%)
Amsterdam Funding
   04-01-04                   1.07            32,700,000(i)     32,699,028
CRC Funding LLC
   04-06-04                   1.04               600,000(i)        599,899
Fleet Funding
   04-20-04                   1.02             1,900,000(i)      1,898,923
Kitty Hawk Funding
   04-15-04                   1.02             5,000,000(i)      4,997,875
Total                                                           40,195,725

Total short-term securities
(Cost: $87,035,634)                                            $87,035,002

Total investments in securities
(Cost: $1,015,510,458)(j)                                   $1,142,480,693

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2004, the value of foreign securities represented 3.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2004, the value of these securities amounted to $20,776,123 or 2.0% of net assets.

(e) At March 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,935,108.

(f)  Negligible market value.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2004, the value of these securities amounted to $40,195,725 or 3.8% of net assets.

(j) At March 31, 2004, the cost of securities for federal income tax purposes was approximately $1,015,510,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $152,573,000
     Unrealized depreciation                                      (25,602,000)
                                                                  -----------
     Net unrealized appreciation                                 $126,971,000
                                                                 ------------

--------------------------------------------------------------------------------
28   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Total Return Portfolio

March 31, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,015,510,458)                             $1,142,480,693
Foreign currency holdings (identified cost $39) (Note 1)                    41
Dividends and accrued interest receivable                            3,764,697
Receivable for investment securities sold                           47,379,179
                                                                    ----------
Total assets                                                     1,193,624,610
                                                                 -------------
Liabilities
Disbursements in excess of cash on demand deposit 148,254
Payable for investment securities purchased                         65,765,836
Payable upon return of securities loaned (Note 4)                   65,986,000
Accrued investment management services fee                              14,946
Other accrued expenses                                                  58,805
                                                                        ------
Total liabilities                                                  131,973,841
                                                                   -----------
Net assets                                                      $1,061,650,769
                                                                ==============
* Including securities on loan, at value (Note 4)               $   64,628,800
                                                                --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
Total Return Portfolio

Six months ended March 31, 2004 (Unaudited)
Investment income
Income:
Dividends                                                                    $  6,745,836
Interest                                                                        5,887,651
Fee income from securities lending (Note 4)                                       129,187
                                                                                  -------
Total income                                                                   12,762,674
                                                                               ----------
Expenses (Note 2):
Investment management services fee                                              2,393,633
Compensation of board members                                                       5,734
Custodian fees                                                                    139,421
Audit fees                                                                         16,500
Other                                                                              14,920
                                                                                   ------
Total expenses                                                                  2,570,208
Earnings credits on cash balances (Note 2)                                           (483)
                                                                                     ----
Total net expenses                                                              2,569,725
                                                                                ---------
Investment income (loss) -- net                                                10,192,949
                                                                               ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                     58,775,506
Net change in unrealized appreciation (depreciation) on investments
and on translation of assets and liabilities in foreign currencies             56,716,928
                                                                               ----------
Net gain (loss) on investments and foreign currencies                         115,492,434
                                                                              -----------
Net increase (decrease) in net assets resulting from operations              $125,685,383
                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
Total Return Portfolio
                                                                             March 31, 2004       Sept. 30, 2003
                                                                            Six months ended        Year ended
                                                                               (Unaudited)
Operations
Investment income (loss) - net                                             $   10,192,949        $   24,257,134
Net realized gain (loss) on security transactions (Note 3)                     58,775,506          (108,558,072)
Net change in unrealized appreciation (depreciation) on investments
and on translation of assets and liabilities in foreign currencies             56,716,928           244,344,481
                                                                               ----------           -----------
Net increase (decrease) in net assets resulting from operations               125,685,383           160,043,543
                                                                              -----------           -----------
Proceeds from contributions                                                     3,481,763            17,839,726
Fair value of withdrawals                                                     (74,375,760)         (164,658,364)
                                                                              -----------          ------------
Net contributions (withdrawals) from partners                                 (70,893,997)         (146,818,638)
                                                                              -----------          ------------
Total increase (decrease) in net assets                                        54,791,386            13,224,905
Net assets at beginning of period                                           1,006,859,383           993,634,478
                                                                            -------------           -----------
Net assets at end of period                                                $1,061,650,769        $1,006,859,383
                                                                           ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

Total Return Portfolio

(Unaudited as to March 31, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. American Express Financial Corporation (AEFC) may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. The fair value of a security may be different from the quoted or published price. AEFC will price a security at fair value in accordance with procedures adopted by the Portfolio and board of trustees if a reliable market quotation is not readily available. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
32   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of March 31, 2004, foreign currency holdings were entirely comprised of Taiwan Dollars.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of March 31, 2004, the Portfolio has entered into outstanding when-issued securities of $15,610,481 and other forward-commitments of $3,324,627.

--------------------------------------------------------------------------------
33   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Managed Allocation Fund to the Lipper Flexible Portfolio Funds Index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $325,890 for the six months ended March 31, 2004.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

During the six months ended March 31, 2004, the Portfolio's custodian fees were reduced by $483 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

--------------------------------------------------------------------------------
34   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $727,254,481 and $798,955,410, respectively, for the six months ended March 31, 2004. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of March 31, 2004, securities valued at $64,628,800 were on loan to brokers. For collateral, the Portfolio received $65,986,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $129,187 for the six months ended March 31, 2004. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended Sept. 30,                                         2004(e)     2003       2002        2001       2000
Ratio of expenses to average daily net assets(a)                       .49%(c)     .53%       .54%        .53%       .53%
Ratio of net investment income (loss) to average daily net assets     1.93%(c)    2.42%      2.43%       2.84%      2.70%
Portfolio turnover rate (excluding short-term securities)               70%        196%       116%        152%       102%
Total return(b)                                                      12.75%(d)   17.44%    (11.13%)    (15.99%)    10.97%

Notes to financial highlights

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

(c)  Adjusted to an annual basis.

(d)  Not annualized.

(e)  Six months ended March 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
35   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Managed Allocation Fund

March 31, 2004 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                     $1,061,553,403
Capital shares receivable                                                                                   120,211
                                                                                                            -------
Total assets                                                                                          1,061,673,614
                                                                                                      -------------
Liabilities
Capital shares payable                                                                                      141,743
Accrued distribution fee                                                                                      9,687
Accrued service fee                                                                                              16
Accrued transfer agency fee                                                                                   4,105
Accrued administrative services fee                                                                           1,075
Other accrued expenses                                                                                       95,623
                                                                                                             ------
Total liabilities                                                                                           252,249
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $1,061,421,365
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,206,825
Additional paid-in capital                                                                            1,203,129,676
Undistributed net investment income                                                                          35,232
Accumulated net realized gain (loss) (Note 5)                                                          (269,948,371)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   126,998,003
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                             $1,061,421,365
                                                                                                     ==============
Net assets applicable to outstanding shares:                 Class A                                 $  934,776,632
                                                             Class B                                 $  116,673,589
                                                             Class C                                 $    4,155,351
                                                             Class Y                                 $    5,815,793
Net asset value per share of outstanding capital stock:      Class A shares        106,192,507       $         8.80
                                                             Class B shares         13,352,836       $         8.74
                                                             Class C shares            476,316       $         8.72
                                                             Class Y shares            660,794       $         8.80
                                                                                       -------       --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
AXP Managed Allocation Fund

Six months ended March 31, 2004 (Unaudited)
Investment income
Income:
Dividends                                                                                              $  6,745,238
Interest                                                                                                  5,887,715
Fee income from securities lending                                                                          129,176
                                                                                                            -------
Total income                                                                                             12,762,129
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         2,569,496
Distribution fee
   Class A                                                                                                1,165,043
   Class B                                                                                                  561,843
   Class C                                                                                                   17,610
Transfer agency/fee                                                                                         756,106
Incremental transfer agency fee
   Class A                                                                                                   72,494
   Class B                                                                                                   19,616
   Class C                                                                                                      678
Service fee -- Class Y                                                                                        3,281
Administrative services fees and expenses                                                                   205,888
Compensation of board members                                                                                 4,767
Printing and postage                                                                                        107,500
Registration fees                                                                                            35,460
Audit fees                                                                                                    5,500
Other                                                                                                         6,053
                                                                                                              -----
Total expenses                                                                                            5,531,335
   Earnings credits on cash balances (Note 2)                                                                (6,407)
                                                                                                             ------
Total net expenses                                                                                        5,524,928
                                                                                                          ---------
Investment income (loss) -- net                                                                           7,237,201
                                                                                                          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                                                        58,770,837
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    56,711,455
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                   115,482,292
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $122,719,493
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
37   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Managed Allocation Fund
                                                                                 March 31, 2004       Sept. 30, 2003
                                                                                Six months ended        Year ended
                                                                                   (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                 $    7,237,201       $   18,423,587
Net realized gain (loss) on investments                                             58,770,837         (108,550,716)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies               56,711,455          244,326,286
                                                                                    ----------          -----------
Net increase (decrease) in net assets resulting from operations                    122,719,493          154,199,157
                                                                                   -----------          -----------
Distributions to shareholders from:
   Net investment income
   Class A                                                                          (7,249,573)         (16,308,348)
   Class B                                                                            (462,007)          (1,291,693)
   Class C                                                                             (16,807)             (21,798)
   Class Y                                                                             (54,480)            (137,597)
                                                                                       -------             --------
Total distributions                                                                 (7,782,867)         (17,759,436)
                                                                                    ----------          -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                          23,297,125           56,806,635
   Class B shares                                                                   13,280,146           19,410,024
   Class C shares                                                                    1,575,033            1,713,645
   Class Y shares                                                                      169,005              443,369
Reinvestment of distributions at net asset value
   Class A shares                                                                    7,129,416           16,046,503
   Class B shares                                                                      454,089            1,269,629
   Class C shares                                                                       16,485               21,475
   Class Y shares                                                                       54,480              137,597
Payments for redemptions
   Class A shares                                                                  (92,336,432)        (165,636,292)
   Class B shares (Note 2)                                                         (11,856,461)         (50,768,275)
   Class C shares (Note 2)                                                            (429,384)            (468,374)
   Class Y shares                                                                   (1,403,083)          (2,152,193)
                                                                                    ----------           ----------
Increase (decrease) in net assets from capital share transactions                  (60,049,581)        (123,176,257)
                                                                                   -----------         ------------
Total increase (decrease) in net assets                                             54,887,045           13,263,464
Net assets at beginning of period                                                1,006,534,320          993,270,856
                                                                                 -------------          -----------
Net assets at end of period                                                     $1,061,421,365       $1,006,534,320
                                                                                ==============       ==============
Undistributed net investment income                                             $       35,232       $      580,898
                                                                                --------------       --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Managed Allocation Fund

(Unaudited as to March 31, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Managed Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Total Return Portfolio

The Fund invests all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Total Return Portfolio's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2004 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
39   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.50

o    Class B $20.50

o    Class C $20.00

o    Class Y $17.50

--------------------------------------------------------------------------------
40   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $520,220 for Class A, $43,504 for Class B and $872 for Class C for the six months ended March 31, 2004.

During the six months ended March 31, 2004, the Fund's transfer agency fees were reduced by $6,407 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended March 31, 2004
                                              Class A      Class B    Class C    Class Y
Sold                                        2,736,451    1,574,304    187,515     19,779
Issued for reinvested distributions           841,249       53,995      1,963      6,436
Redeemed                                  (10,880,499)  (1,401,311)   (50,624)  (160,418)
                                          -----------   ----------    -------   --------
Net increase (decrease)                    (7,302,799)     226,988    138,854   (134,203)
                                           ----------      -------    -------   --------

                                                      Year ended Sept. 30, 2003
                                              Class A      Class B    Class C    Class Y
Sold                                        7,449,268    2,620,236    229,571     60,409
Issued for reinvested distributions         2,121,635      169,718      2,830     18,225
Redeemed                                  (22,399,664)  (6,739,021)   (63,543)  (288,957)
                                          -----------   ----------    -------   --------
Net increase (decrease)                   (12,828,761)  (3,949,067)   168,858   (210,323)
                                          -----------   ----------    -------   --------

--------------------------------------------------------------------------------
41   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2004.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $322,188,778 as of Sept. 30, 2003 that will expire in 2009 through 2012 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
42   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                             2004(g)      2003       2002       2001       2000
Net asset value, beginning of period                                     $7.88        $6.88     $ 7.93     $10.52     $10.49
Income from investment operations:
Net investment income (loss)                                               .06          .15        .16        .22        .25
Net gains (losses) (both realized and unrealized)                          .93          .99      (1.05)     (1.87)       .83
Total from investment operations                                           .99         1.14       (.89)     (1.65)      1.08
Less distributions:
Dividends from net investment income                                      (.07)        (.14)      (.16)      (.22)      (.25)
Distributions from realized gains                                           --           --         --       (.72)      (.80)
Total distributions                                                       (.07)        (.14)      (.16)      (.94)     (1.05)
Net asset value, end of period                                           $8.80        $7.88     $ 6.88     $ 7.93     $10.52

Ratios/supplemental data
Net assets, end of period (in millions)                                   $935         $895       $869     $1,186     $1,677
Ratio of expenses to average daily net assets(c)                          .96%(d)     1.03%      1.01%       .97%       .96%
Ratio of net investment income (loss) to average daily net assets        1.45%(d)     1.93%      1.96%      2.40%      2.29%
Portfolio turnover rate (excluding short-term securities)                  70%         196%       116%       152%       102%
Total return(e)                                                         12.55%(f)    16.67%    (11.43%)   (16.40%)    10.54%

Class B
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                             2004(g)      2003       2002       2001       2000
Net asset value, beginning of period                                     $7.83        $6.83     $ 7.88     $10.44     $10.43
Income from investment operations:
Net investment income (loss)                                               .03          .09        .10        .15        .17
Net gains (losses) (both realized and unrealized)                          .91          .99      (1.05)     (1.84)       .81
Total from investment operations                                           .94         1.08       (.95)     (1.69)       .98
Less distributions:
Dividends from net investment income                                      (.03)        (.08)      (.10)      (.15)      (.17)
Distributions from realized gains                                           --           --         --       (.72)      (.80)
Total distributions                                                       (.03)        (.08)      (.10)      (.87)      (.97)
Net asset value, end of period                                           $8.74        $7.83     $ 6.83     $ 7.88     $10.44

Ratios/supplemental data
Net assets, end of period (in millions)                                   $117         $103       $117       $156       $216
Ratio of expenses to average daily net assets(c)                         1.73%(d)     1.80%      1.78%      1.74%      1.72%
Ratio of net investment income (loss) to average daily net assets         .68%(d)     1.17%      1.19%      1.64%      1.52%
Portfolio turnover rate (excluding short-term securities)                  70%         196%       116%       152%       102%
Total return(e)                                                         12.08%(f)    15.92%    (12.19%)   (17.01%)     9.72%

See accompanying notes to financial highlights on page 45.

--------------------------------------------------------------------------------
43   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                             2004(g)      2003       2002       2001       2000(b)
Net asset value, beginning of period                                     $7.82        $6.83     $ 7.89     $10.47     $10.46
Income from investment operations:
Net investment income (loss)                                               .03          .09        .10        .17        .06
Net gains (losses) (both realized and unrealized)                          .91          .99      (1.05)     (1.86)        --
Total from investment operations                                           .94         1.08       (.95)     (1.69)       .06
Less distributions:
Dividends from net investment income                                      (.04)        (.09)      (.11)      (.17)      (.05)
Distributions from realized gains                                           --           --         --       (.72)        --
Total distributions                                                       (.04)        (.09)      (.11)      (.89)      (.05)
Net asset value, end of period                                           $8.72        $7.82     $ 6.83     $ 7.89     $10.47

Ratios/supplemental data
Net assets, end of period (in millions)                                     $4           $3         $1         $1        $--
Ratio of expenses to average daily net assets(c)                         1.74%(d)     1.82%      1.81%      1.74%      1.72%(d)
Ratio of net investment income (loss) to average daily net assets         .68%(d)     1.12%      1.18%      1.68%      1.74%(d)
Portfolio turnover rate (excluding short-term securities)                  70%         196%       116%       152%       102%
Total return(e)                                                         12.01%(f)    15.86%    (12.23%)   (16.93%)      .60%(f)

Class Y
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                             2004(g)      2003       2002       2001       2000
Net asset value, beginning of period                                     $7.88        $6.88     $ 7.93     $10.52     $10.50
Income from investment operations:
Net investment income (loss)                                               .07          .16        .18        .24        .27
Net gains (losses) (both realized and unrealized)                          .92          .99      (1.05)     (1.87)       .82
Total from investment operations                                           .99         1.15       (.87)     (1.63)      1.09
Less distributions:
Dividends from net investment income                                      (.07)        (.15)      (.18)      (.24)      (.27)
Distributions from realized gains                                           --           --         --       (.72)      (.80)
Total distributions                                                       (.07)        (.15)      (.18)      (.96)     (1.07)
Net asset value, end of period                                           $8.80        $7.88     $ 6.88     $ 7.93     $10.52

Ratios/supplemental data
Net assets, end of period (in millions)                                     $6           $6         $7        $10        $34
Ratio of expenses to average daily net assets(c)                          .80%(d)      .86%       .84%       .80%       .80%
Ratio of net investment income (loss) to average daily net assets        1.62%(d)     2.11%      2.13%      2.56%      2.44%
Portfolio turnover rate (excluding short-term securities)                  70%         196%       116%       152%       102%
Total return(e)                                                         12.64%(f)    16.86%    (11.28%)   (16.26%)    10.70%

See accompanying notes to financial highlights on page 45.

--------------------------------------------------------------------------------
44   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended March 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
45   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
46   --   AXP MANAGED ALLOCATION FUND   --   2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9.    Submission of matters to a vote of security holders. Not applicable.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Managed Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 2, 2004




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 2, 2004